Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

3.	Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

Opiant prepares its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basic and Diluted Net Income (Loss) Per Share

Earnings (loss) per share is calculated by dividing the net income (loss) available to common stockholders by the weighted average number of shares outstanding during the year. Diluted earnings per share reflect the potential dilution of securities that could share in earnings of an entity. Diluted income per share reflects the potential dilution that would occur if outstanding stock options and warrants were exercised utilizing the treasury stock method. In a loss year, dilutive common equivalent shares are excluded from the loss per share calculation as the effect would be anti-dilutive.

A reconciliation of the components of basic and diluted net income (loss) per common share is presented in the tables below:

	For the Three Months Ended January 31,
	2016			2015
		Weighted			Weighted
		Average			Average
	Income	Common		Income	Common
	(Loss)	Shares	Per Share	(Loss)	Shares	Per Share
	$	Outstanding	$	$	Outstanding	$
Basic:
Income (loss) attributable to common stock	3,970,040	1,880,279	2.11	(2,775,614)	1,806,303	(1.54)
Effective of Dilutive Securities:
Stock options and warrants	–	724,991	–	–	–	–

Diluted:
Income (loss) attributable to common stock, including assumed conversions	3,970,040	2,605,270	1.52	(2,775,614)	1,806,303	(1.54)

	For the Six Months Ended January 31,
	2016			2015
		Weighted			Weighted
		Average			Average
	Income	Common		Income	Common
	(Loss)	Shares	Per Share	(Loss)	Shares	Per Share
	$	Outstanding	$	$	Outstanding	$
Basic:
Income (loss) attributable to common stock	(7,139,977)	1,865,230	(3.83)	(3,550,951)	1,797,032	(1.98)
Effective of Dilutive Securities:
Stock options and warrants	–	–	–	–	–	–

Diluted:
Income (loss) attributable to common stock, including assumed conversions	(7,139,977)	1,865,230	(3.83)	(3,550,951)	1,797,032	(1.98)

Recently Issued Accounting Pronouncements

Opiant has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.

3.	Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates
Opiant prepares its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Opiant considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents were $434,217 and $254,770 at July 31, 2015 and 2014, respectively. The Company maintains cash balances at financial institutions insured up to $250,000 by the Federal Deposit Insurance Corporation. Balances in the UK are insured up to £85,000 by the Financial Services Compensation Scheme (UK Equivalent). The cash balances exceeded these insured amounts during the year.

Long-Lived Assets
Opiant follows ASC 360, Property, Plant, and Equipment, for its fixed assets. Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed by the straight-line method over estimated useful lives (3 to 7 years). The Company’s capitalizes all asset purchases greater than $500 having a useful life greater than one year.

Opiant follows ASC 350, Intangibles – Goodwill and Other for its intellectual property asset. Intellectual property consists of patents which are stated at their fair value acquisition cost. Amortization is calculated by the straight line method over their estimated useful lives (20 years).

Long-lived assets such as property and equipment and identifiable intangibles are reviewed for impairment whenever facts and circumstances indicate that the carrying value may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset. The fair value is determined based on estimates of future cash flows, market value of similar assets, if available, or independent appraisals, if required. If the carrying amount of the long-lived asset is not recoverable from its undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and fair value of the asset. When fair values are not available, Opiant estimates fair value using the expected future cash flows discounted at a rate commensurate with the risk associated with the recovery of the assets. The Company did not recognize any impairment losses for any years presented.

Earnings (Loss) per Share
Opiant follows ASC 260, Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) available to common shareholders by the weighted-average number of common shares outstanding during the respective period presented in the Company’s accompanying financial statements.

Fully diluted earnings (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of common stock equivalents (primarily outstanding options and warrants).

Common stock equivalents represent the dilutive effect of the assumed exercise of outstanding stock options and warrants, using the treasury stock method, at either the beginning of the respective period presented or the date of issuance, whichever is later, and only if the common stock equivalents are considered dilutive based upon Opiant’ s net loss position at the calculation date.

Common stock equivalents have not been included in the calculation of dilutive earnings (loss) per share as the result would be anti-dilutive. At July 31 2015, potentially dilutive common stock equivalents are approximately 4,496,052 (2014 – 3,184,523) which consist of options and warrants.

Research and Development Costs
Opiant follows ASC 730, Research and Development, and expenses all research and development costs as incurred for which there is no alternative future use. These costs also include the expensing of employee compensation and employee stock based compensation.

Foreign Currency Translation
Opiant functional and reporting currency is the United States dollar. Occasional transactions may occur in British Pounds and management has adopted ASC 830, Foreign Currency Translation Matters. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date.  Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

Stock-Based Compensation
ASC 718 Compensation – Stock Compensation prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

Opiant accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, Equity – Based Payments to Non-Employees. Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

Opiant had stock-based compensation of $1,729,216 and $9,217,549 for the years ended July 31, 2015 and 2014, respectively.

Fair Value of Financial Instruments
ASC 820 Fair Value Measurements and Disclosures defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

The carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts payable, and due to related parties. The fair value of Opiant’s convertible note payable is estimated based on current rates that would be available for debt of similar terms which is not significantly different from its stated value.

As of July 31, 2014, the convertible note was converted into equity and the derivative warrants were either exchanged for common stock or no longer required derivative treatment as a result of note conversion into equity. Consequently, at July 31, 2014, derivative liabilities have a balance of zero. The derivative instruments were marked to market at settlement dates and the corresponding value of the derivative liabilities of $506,574 was credited to additional paid in capital.

As of July 31, 2015 and 2014 Opiant did not have any financial liabilities measured and recorded at fair value on the Company’s balance sheets on a recurring basis.

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments, measured at fair value on a recurring basis using significant unobservable inputs:

Balance at July 31, 2013	$9,666
Fair value of warrant derivative liabilities at issuance	469,841
Settlement of derivative liability	(506,574)
Unrealized derivative loss included in other expense	27,067
Balance at July 31, 2015 and 2014	$-

The fair value of the derivative liabilities are calculated at inception and Opiant records a derivative liability for the calculated value. Changes in the fair value of the derivative liabilities are recorded in other income (expense) in the statements of operations.

The derivative warrants were valued using the Black-Scholes option pricing model using the following assumptions:

At settlement dates
Market value of stock on measurement date	$0.043-$0.05
Risk-free interest rate	0.77-0.96%
Dividend yield	0%
Volatility factor	169-217%
Term	2.8-3.9 years

Related Parties
Opiant follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Related party balance as of July 31, 2015 amount to $130,000 (2014 - $350,000), and was comprised of loans to the Company. (See Note 4)

Revenue Recognition

We recognize revenues from nonrefundable, up-front license fees related to collaboration agreements, on a straight-line basis over the contracted or estimated period of performance. The period of performance over which the revenues are recognized is typically the period over which the research and/or development is expected to occur or manufacturing services are expected to be provided. When the period of performance is based on the period over which research and/or development is expected to occur, we are required to make estimates regarding drug development and commercialization timelines. Because of the many risks and uncertainties associated with the development of drug candidates, these estimates regarding the period of performance may change.

In addition, we evaluate each arrangement to determine whether or not it qualifies as a multiple-deliverable revenue arrangement under ASC 605-25. If one or more of the deliverables have a standalone value, then the arrangement would be separated into multiple units of accounting. This normally occurs when the R&D services could contractually and feasibly be provided by other vendors or if the customer could perform the remaining R&D itself, and when the Company has no further obligations and the right has been conveyed. When the deliverables cannot be separated, any initial payment received is treated like an advance payment for the services and recognized over the performance period, as determined based on all of the items in the arrangement. This period is usually the expected research and development period.

Licensing Agreement
On December 15, 2014, Opiant  entered into a licensing agreement with Adapt Pharma Operations Limited. Pursuant to the license agreement the Company provided a global license to develop and commercialize the Company’s intranasal naloxone opioid overdose reversal treatment. In exchange for licensing its treatment, the Company received a nonrefundable, upfront license fee of $500,000 in December 2014. The Company is also to receive a monthly fee for up to one year, for participation in joint development committee calls and the production and submission of an initial development plan. The initial development plan was completed and submitted in May 2015. Management evaluated the deliverables of this arrangement and determined that the licensing deliverable has a standalone value and therefore, the payment was recognized as revenue.

Opiant  could also receive additional payments upon reaching various sales and regulatory milestones. In addition, pursuant to the licensing agreement, the Company is required to contribute $2,500,000 of development, regulatory, and commercialization costs, some of which was credited for costs incurred by the Company prior to the execution of the agreement with Adapt Pharma Operations Limited. At July 31, 2015, the Company had contributed $2,341,419 of which $204,908 is unpaid and reported in accounts payable and accrued liabilities in the balance sheets.

Opiant  recognizes revenue for fees related to participation in the initial development plan and joint development calls as revenue once the fee is received and the Company has performed the required services for the period.

Treatment Investments
With respect to investments in interests in treatments, if an agreement provides an option that allows the investor in the treatment to convert an interest in a treatment into shares of common stock of Opiant, then revenue is deferred until such time that the option expires or milestones are achieved that eliminate the investor’s right to exercise the option. Upon expiration of the exercise option, the deliverables of the arrangement are reviewed and evaluated under ASC 605. In the event the investor chooses to convert interests into shares of common stock, that transaction will be accounted for similar to a sale of shares of common stock for cash.

Recently Issued Accounting Pronouncements
In August 2014, Opiant elected to early adopt Accounting Standards Update No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. The adoption of this ASU allows the Company to remove the inception to date information and all references to development stage.

Opiant has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.